UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21455
                                      ------------------------------------------

                         Claymore Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2010
                          -------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

DCS|CLAYMORE DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 NUMBER OF SHARES                                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     TOTAL LONG-TERM INVESTMENTS - 137.6%
                     COMMON STOCKS  - 110.1%
                     CONSUMER DISCRETIONARY - 8.6%
            4,180    Fortune Brands, Inc.                                                                            $     173,763
            4,519    Genuine Parts Co.                                                                                     170,276
           52,719    Home Depot, Inc.  (e)                                                                               1,476,659
            3,964    JC Penney Co., Inc.                                                                                    98,426
           10,461    Johnson Controls, Inc.  (e)                                                                           291,130
            4,791    Leggett & Platt, Inc.                                                                                  87,484
           10,255    Limited Brands, Inc.                                                                                  195,050
           10,385    Mattel, Inc.                                                                                          204,792
           37,318    McDonald's Corp.  (e)                                                                               2,329,763
            9,404    McGraw-Hill Cos., Inc. (The) (e)                                                                      333,372
            3,829    Nordstrom, Inc.                                                                                       132,254
           11,726    Pearson PLC, ADR (United Kingdom)                                                                     166,392
           18,667    Thomson Reuters Corp. (Canada) (e)                                                                    623,104
            3,437    VF Corp. (e)                                                                                          247,567
            1,318    Whirlpool Corp.                                                                                        99,087
                                                                                                                -------------------
                                                                                                                         6,629,119
                                                                                                                -------------------
                     CONSUMER STAPLES - 19.6%
           57,392    Altria Group, Inc.  (e)                                                                             1,139,805
            6,993    Avon Products, Inc. (e)                                                                               210,769
            8,390    Campbell Soup Co.                                                                                     277,793
           65,908    Coca-Cola Co. (The) (e)                                                                             3,575,509
           17,578    Diageo PLC, ADR (United Kingdom) (e)                                                                1,181,066
            7,229    General Mills, Inc. (e)                                                                               515,500
            6,772    Hershey Co. (The) (e)                                                                                 246,704
            8,667    HJ Heinz Co. (e)                                                                                      378,141
            2,179    JM Smucker Co. (The)                                                                                  130,893
            9,088    Kellogg Co. (e)                                                                                       494,569
           11,885    Kimberly-Clark Corp. (e)                                                                              705,850
           23,748    Kraft Foods, Inc. - Class A (e)                                                                       656,870
            2,654    Lorillard, Inc.                                                                                       200,908
            2,895    McCormick & Co., Inc.                                                                                 105,089
           51,018    PepsiCo, Inc. (e)                                                                                   3,041,693
           32,424    Philip Morris International, Inc. (e)                                                               1,475,616
           23,837    Sara Lee Corp. (e)                                                                                    289,381
           18,030    Sysco Corp. (e)                                                                                       504,660
                                                                                                                -------------------
                                                                                                                        15,130,816
                                                                                                                -------------------
                     ENERGY - 23.4%
           62,502    BP PLC, ADR (United Kingdom) (e)                                                                    3,507,612
           12,588    Cenovus Energy, Inc. (Canada) (e)                                                                     291,412
           46,078    Chevron Corp. (e)                                                                                   3,323,145
           39,626    ConocoPhillips (e)                                                                                  1,902,048
           12,588    EnCana Corp. (Canada) (e)                                                                             385,067
           11,634    Marathon Oil Corp. (e)                                                                                346,810
           27,241    Repsol YPF SA, ADR (Spain) (e)                                                                        642,615
           54,410    Royal Dutch Shell PLC, ADR (United Kingdom)  (e)                                                    3,013,770
           10,873    Sasol Ltd., ADR (South Africa) (e)                                                                    397,952
            2,015    Sunoco, Inc.                                                                                           50,556
           10,192    Tenaris SA, ADR (Luxembourg) (e)                                                                      448,448
           55,767    Total SA, ADR (France) (e)                                                                          3,211,622
           25,496    Williams Cos., Inc. (The) (e)                                                                         531,337
                                                                                                                -------------------
                                                                                                                        18,052,394
                                                                                                                -------------------
                     FINANCIALS - 0.9%
            3,047    Federated Investors, Inc. - Class B                                                                    77,333
            6,394    Invesco Ltd. (Bermuda)                                                                                123,404
           12,948    Marsh & McLennan Cos., Inc. (e)                                                                       279,159
            3,939    Plum Creek Timber Co., Inc. - REIT                                                                    142,474
            1,861    Waddell & Reed Financial, Inc. - Class A                                                               58,305
                                                                                                                -------------------
                                                                                                                           680,675
                                                                                                                -------------------
                     HEALTH CARE - 23.3%
           34,490    Abbott Laboratories (e)                                                                             1,825,901
           45,511    AstraZeneca PLC, ADR (United Kingdom) (e)                                                           2,115,806
            2,630    Biovail Corp. (Canada)                                                                                 38,188
           55,760    Bristol-Myers Squibb Co.  (e)                                                                       1,358,314
           32,221    Eli Lilly & Co. (e)                                                                                 1,134,179
           69,830    GlaxoSmithKline PLC, ADR (United Kingdom) (e)                                                       2,724,068
           50,358    Johnson & Johnson (e)                                                                               3,165,504
           63,144    Merck & Co., Inc. (e)                                                                               2,410,838
          167,820    Pfizer, Inc. (e)                                                                                    3,131,521
                                                                                                                -------------------
                                                                                                                        17,904,319
                                                                                                                -------------------
                     INDUSTRIALS - 13.1%
           21,170    3M Co. (e)                                                                                          1,703,973
            2,765    Avery Dennison Corp.                                                                                   89,890
           10,179    Caterpillar, Inc. (e)                                                                                 531,751
            5,551    Cooper Industries PLC (Ireland)                                                                       238,138
            2,997    Dover Corp.                                                                                           128,511
            4,604    Eaton Corp. (e)                                                                                       281,949
           23,547    Emerson Electric Co. (e)                                                                              978,142
            2,995    Empresa Brasileira de Aeronautica SA, ADR (Brazil)                                                     63,584
            1,320    Harsco Corp.                                                                                           39,283
           12,015    Honeywell International, Inc. (e)                                                                     464,260
            1,434    Hubbell, Inc. - Class B                                                                                61,748
           15,128    Illinois Tool Works, Inc. (e)                                                                         659,430
            5,120    Ingersoll-Rand PLC (Ireland)                                                                          166,195
           13,653    Koninklijke Philips Electronics NV (Netherlands) (e)                                                  412,867
           11,825    Masco Corp.                                                                                           160,347
            5,863    Norfolk Southern Corp. (e)                                                                            275,913
            5,463    Northrop Grumman Corp. (e)                                                                            309,206
            2,227    Pentair, Inc.                                                                                          68,013
            6,779    Pitney Bowes, Inc.                                                                                    141,817
            2,443    Rockwell Automation, Inc.                                                                             117,850
            5,835    RR Donnelley & Sons Co.                                                                               115,650
            1,386    Snap-On, Inc.                                                                                          56,660
            2,400    Stanley Works (The)                                                                                   123,000
            6,788    Tyco International Ltd. (Switzerland)                                                                 240,499
           31,055    United Parcel Service, Inc. - Class B (e)                                                           1,794,047
           27,801    Waste Management, Inc. (e)                                                                            891,022
                                                                                                                -------------------
                                                                                                                        10,113,745
                                                                                                                -------------------
                     INFORMATION TECHNOLOGY - 8.6%
            8,419    Analog Devices, Inc. (e)                                                                              226,976
           14,211    AU Optronics Corp., ADR (Taiwan)                                                                      155,468
           15,147    Automatic Data Processing, Inc. (e)                                                                   617,846
          167,794    Intel Corp. (e)                                                                                     3,255,204
            6,542    Linear Technology Corp.                                                                               170,746
            4,629    Maxim Integrated Products, Inc.                                                                        80,915
            5,373    Microchip Technology, Inc.                                                                            138,677
           10,788    Paychex, Inc. (e)                                                                                     312,744
          147,115    Taiwan Semiconductor Manufacturing Co. Ltd., ADR
                      (Taiwan)  (e)                                                                                      1,494,688
            7,242    Tyco Electronics Ltd. (Switzerland) (e)                                                               180,181
                                                                                                                -------------------
                                                                                                                         6,633,445
                                                                                                                -------------------
                     MATERIALS - 9.6%
            2,757    Bemis Co., Inc.                                                                                        77,361
           40,838    BHP Billiton Ltd., ADR (Australia)  (e)                                                             2,832,932
           12,895    Cia Siderurgica Nacional SA, ADR (Brazil) (e)                                                         375,502
            7,228    CRH PLC, ADR (Ireland) (e)                                                                            177,736
           30,242    Dow Chemical Co. (The) (e)                                                                            819,256
            2,212    Eastman Chemical Co.                                                                                  125,044
           27,670    EI Du Pont de Nemours & Co. (e)                                                                       902,319
              683    Greif, Inc. - Class A                                                                                  33,030
            1,934    International Flavors & Fragrances, Inc.                                                               76,915
            1,934    Lubrizol Corp.                                                                                        142,516
            5,463    Nucor Corp. (e)                                                                                       222,890
            5,144    PPG Industries, Inc. (e)                                                                              301,850
            5,722    Rio Tinto PLC, ADR (United Kingdom)  (e)                                                            1,110,182
            1,934    RPM International, Inc.                                                                                36,166
            3,059    Sonoco Products Co.                                                                                    84,918
            2,793    Steel Dynamics, Inc.                                                                                   42,398
                                                                                                                -------------------
                                                                                                                         7,361,015
                                                                                                                -------------------
                     TELECOMMUNICATION SERVICES - 1.8%
            5,595    Brasil Telecom SA, ADR (Brazil) (a)                                                                   116,991
            1,524    Cellcom Israel Ltd. (Israel)                                                                           48,875
            1,648    CenturyTel, Inc.                                                                                       56,048
           12,827    Chunghwa Telecom Co. Ltd., ADR (Taiwan)                                                               243,456
           28,269    Hellenic Telecommunications Organization SA, ADR (Greece)                                             194,491
            6,255    Magyar Telekom Telecommunications PLC, ADR (Hungary)                                                  110,213
            4,378    Partner Communications Co. Ltd., ADR (Israel)                                                          90,800
            3,098    Philippine Long Distance Telephone Co., ADR (Philippines)                                             173,395
           11,443    Telecom Corp. of New Zealand Ltd., ADR (New Zealand)                                                   95,778
           14,812    Telefonos de Mexico SAB de CV, ADR (Mexico)                                                           239,214
                                                                                                                -------------------
                                                                                                                         1,369,261
                                                                                                                -------------------
                     UTILITIES - 1.2%
            3,344    Cia de Saneamento Basico do Estado de Sao Paulo,
                      ADR (Brazil)                                                                                         113,863
            1,827    DPL, Inc.                                                                                              49,037
            5,780    Cia Energetica de Minas Gerais, ADR (Brazil)                                                           96,353
            4,828    MDU Resources Group, Inc.                                                                             106,313
            2,406    National Fuel Gas Co.                                                                                 112,890
           15,174    Public Service Enterprise Group, Inc. (e)                                                             464,173
              795    WGL Holdings, Inc.                                                                                     25,225
                                                                                                                -------------------
                                                                                                                           967,854
                                                                                                                -------------------
                     TOTAL COMMON STOCKS - 110.1%
                     (Cost $72,696,824)                                                                                 84,842,643
                                                                                                                -------------------

                     PREFERRED STOCKS - 1.5%
                     FINANCIALS - 1.5%
          209,754    Scottish Re Group Ltd., 7.250% (Cayman Islands) (c)                                                 1,111,696
                                                                                                                -------------------
                     (Cost $5,418,975)

                     CONVERTIBLE PREFERRED STOCKS - 1.4%
                     FINANCIALS - 1.4%
              342    Fannie Mae, 5.375%
                     (Cost $33,154,000)                                                                                  1,094,400
                                                                                                                -------------------



                                                                                         OPTIONAL
 PRINCIPAL AMOUNT                                                                 CALL PROVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
                     CORPORATE BONDS - 24.1%
                     CONSUMER DISCRETIONARY - 4.9%
        $ 400,000    British Sky Broadcasting Group PLC, BBB+, 9.500%, 11/15/18
                      (United Kingdom) (b)                                                    N/A                          523,834
          394,000    Comcast Corp., BBB+, 6.550%, 7/1/39                                      N/A                          415,671
          410,000    Fortune Brands, Inc., BBB-, 6.625%, 7/15/28                              N/A                          393,982
          394,000    Home Depot, Inc., BBB+, 5.875%, 12/16/36                                 N/A                          383,085
          404,000    International Game Technology, BBB, 7.500%, 6/15/19                      N/A                          455,081
          399,000    Kohl's Corp., BBB+, 6.875%, 12/15/37                                     N/A                          452,750
          401,000    Pinnacle Entertainment, Inc., B, 7.500%, 6/15/15            6/15/11 @ 103.75                          372,930
          265,000    Time Warner, Inc., BBB, 7.700%, 5/1/32                                   N/A                          315,007
          397,000    Walt Disney Co. (The), A, 7.000%, 3/1/32                                 N/A                          473,376
                                                                                                                -------------------
                                                                                                                         3,785,716
                                                                                                                -------------------
                     ENERGY - 1.3%
          405,000    Anadarko Petroleum Corp., BBB-, 8.700%, 3/15/19                          N/A                          504,002
          411,000    Weatherford International Ltd., BBB+, 9.625%,
                      3/1/19 (Switzerland)                                                    N/A                          522,550
                                                                                                                -------------------
                                                                                                                         1,026,552
                                                                                                                -------------------
                     FINANCIALS - 9.7%
          137,000    American Express Co., BB, 6.800%, 9/1/66 (c)                 9/1/16 @ 100.00                          128,095
          399,000    American Express Co., BBB+, 8.125%, 5/20/19                              N/A                          483,368
          398,000    American International Group, Inc., A-, 5.375%, 10/18/11                 N/A                          393,041
          301,000    AvalonBay Communities, Inc., BBB+, 6.100%, 3/15/20                       N/A                          319,709
          198,000    Bank of America Corp., BB, 8.000%, 12/31/49 (c)             1/30/18 @ 100.00                          188,261
          301,000    Boston Properties LP, A-, 5.875%, 10/15/19                               N/A                          313,993
          301,000    Camden Property Trust, BBB, 5.700%, 5/15/17                              N/A                          296,195
          260,000    Caterpillar Financial Services Corp., A, 7.150%, 2/15/19                 N/A                          307,647
          401,000    Citigroup, Inc., A, 8.500%, 5/22/19                                      N/A                          468,316
          199,000    General Electric Capital Corp., A+, 6.375%, 11/15/67 (c)   11/15/17 @ 100.00                          176,115
          397,000    General Electric Capital Corp., AA+, 6.750%, 3/15/32                     N/A                          406,873
          200,000    Goldman Sachs Capital II, BBB, 5.793%, 12/29/49 (c)          6/1/12 @ 100.00                          157,500
          404,000    Goldman Sachs Group, Inc. (The), A-, 6.750%, 10/1/2037                   N/A                          400,700
          301,000    HCP, Inc., BBB, 6.700%, 1/30/18                                          N/A                          304,982
          269,000    Hughes Network Systems LLC/HNS Finance Corp., B,
                      9.500%, 4/15/14                                            4/15/10 @ 104.75                          276,397
          202,000    JPMorgan Chase & Co., BBB+, 7.900%, 4/29/49 (c)             4/30/18 @ 100.00                          207,583
          396,000    JPMorgan Chase & Co., A+, 6.300%, 4/23/19                                N/A                          438,649
          405,000    Manufacturers & Traders Trust Co., A-, 6.625%, 12/4/17                   N/A                          426,241
          400,000    Merrill Lynch & Co., Inc., A-, 6.110%, 1/29/37                           N/A                          365,397
          400,000    Morgan Stanley, A, 5.550%, 4/27/17                                       N/A                          411,222
          405,000    PNC Bank NA, A, 5.250%, 1/15/17                                          N/A                          418,997
          298,000    Simon Property Group LP, A-, 10.350%, 4/1/19                             N/A                          388,667
          202,000    Wells Fargo & Co., A-, 7.980%, 3/15/49 (c)                  3/15/18 @ 100.00                          205,030
                                                                                                                -------------------
                                                                                                                         7,482,978
                                                                                                                -------------------
                     HEALTH CARE - 2.2%
          399,000    Aetna, Inc., A-, 6.750%, 12/15/37                                        N/A                          449,752
          404,000    Inverness Medical Innovations, Inc., B-, 9.000%, 5/15/16    5/15/13 @ 104.50                          414,100
          399,000    UnitedHealth Group, Inc., A-, 6.500%, 6/15/37                            N/A                          425,899
          397,000    WellPoint, Inc., A-, 5.950%, 12/15/34                                    N/A                          400,315
                                                                                                                -------------------
                                                                                                                         1,690,066
                                                                                                                -------------------
                     INDUSTRIALS - 3.3%
          399,000    CSX Corp., BBB-, 6.000%, 10/1/36                                         N/A                          407,810
          400,000    Delta Air Lines, Inc., BB-, 9.500%, 9/15/14 (b)            9/15/11 @ 107.125                          419,000
          408,000    FedEx Corp., BBB, 8.000%, 1/15/19                                        N/A                          504,254
          407,000    Southwest Airlines Co., BBB, 5.125%, 3/1/17                              N/A                          404,786
          274,000    Textron, Inc., BBB-, 7.250%, 10/1/19                                     N/A                          299,602
          405,000    Waste Management, Inc., BBB, 7.375%, 3/11/19                             N/A                          474,803
                                                                                                                -------------------
                                                                                                                         2,510,255
                                                                                                                -------------------
                     INFORMATION TECHNOLOGY - 0.7%
          262,000    Corning, Inc., BBB+, 6.625%, 5/15/19                                     N/A                          293,597
          264,000    Oracle Corp., A, 6.125%, 7/8/39                                          N/A                          281,282
                                                                                                                -------------------
                                                                                                                           574,879
                                                                                                                -------------------
                     MATERIALS - 1.0%
          275,000    Alcoa, Inc., BBB-, 6.750%, 7/15/18                                       N/A                          277,537
          411,000    International Paper Co., BBB, 7.500%, 8/15/21                            N/A                          467,479
                                                                                                                -------------------
                                                                                                                           745,016
                                                                                                                -------------------
                     UTILITIES - 1.0%
          401,000    Exelon Generation Co. LLC, BBB, 6.200%, 10/1/17                          N/A                          442,438
          264,000    Southwestern Electric Power Co., BBB, 6.450%, 1/15/19                    N/A                          291,662
                                                                                                                -------------------
                                                                                                                           734,100
                                                                                                                -------------------
                     TOTAL CORPORATE BONDS - 24.1%
                     (Cost $17,340,837)                                                                                 18,549,562
                                                                                                                -------------------


NUMBER OF SHARES
-----------------------------------------------------------------------------------------------------------------------------------
                     LIMITED PARTNERSHIP - 0.2%
                     REAL ESTATE - 0.2%
          400,000    Kodiak Funding, LP (d)
                     (Cost $3,518,000)                                                                                     184,000
                                                                                                                -------------------

                     INCOME TRUSTS - 0.3%
                     ENERGY - 0.3%
            2,791    Enerplus Resources Fund (Canada)                                                                       59,420
            7,845    Penn West Energy Trust (Canada)                                                                       128,893
                                                                                                                -------------------
                     (Cost $155,657)                                                                                       188,313
                                                                                                                -------------------

                     TOTAL LONG-TERM INVESTMENTS - 137.6%                                                              105,970,614
                                                                                                                -------------------
                     (Cost $132,284,293)

                     SHORT-TERM INVESTMENTS - 8.1%
        6,253,037    Dreyfus Money Market Bond Fund
                     (Cost $6,253,037)                                                                                   6,253,037
                                                                                                                -------------------

                     TOTAL INVESTMENTS - 145.7%
                     (Cost $138,537,330)                                                                               112,223,651
                     Cash - 13.0% (f)                                                                                   10,000,000
                     Liabilities in excess of other Assets - (2.9%)                                                     (2,225,456)
                     Preferred Shares, at Liquidation Value - (-38.9% of
                     Net Assets Applicable to Common Shares or -26.7% of
                     Total Investments)                                                                                (30,000,000)
                     Borrowings - (16.9%)                                                                              (13,000,000)
                                                                                                                -------------------
                     NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                  $ 76,998,195
                                                                                                                ===================


ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Limited Liability Corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SAB de CV - Variable Capital Company

(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to 1.2% of net assets applicable to Common shares.

(c)  Floating or variable rate security.

(d) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $184,000 which represents 0.2% of Net Assets Applicable to Common Shares.

(e) All or a portion of these securities were segregated as collateral for the borrowings. As of January 31, 2010, the total amount segregated was $77,461,895.

(f) This $10 million has been physically segregated in connection with the redemption of $10 million of Series F-7 preferred shares on February 1, 2010.


Ratings (unaudited) shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor's.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

See previously submitted notes to financial statements for the period ended October 31, 2009.

                                    % of Total
Country Breakdown*                 Investments
-----------------------------------------------
United States                            73.1%
United Kingdom                           12.8%
France                                    2.9%
Australia                                 2.5%
Taiwan                                    1.7%
Canada                                    1.4%
Cayman Islands                            1.0%
China                                     0.8%
Brazil                                    0.7%
Spain                                     0.6%
Ireland                                   0.5%
Luxembourg                                0.4%
Netherlands                               0.4%
South Africa                              0.3%
Mexico                                    0.2%
Greece                                    0.2%
Philipines                                0.1%
Israel                                    0.1%
Bermuda                                   0.1%
Hungary                                   0.1%
New Zealand                               0.1%
-----------------------------------------------
* Subject to change daily.

At January 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                               Gross Tax                 Gross Tax            Net Tax Unrealized
                                                              Unrealized                Unrealized               Depreciation on
    Cost of Investments for Tax Purposes                    Appreciation              Depreciation                   Investments
---------------------------------------------       ---------------------      --------------------       ----------------------
                               $ 138,581,731                $ 13,301,851             $ (39,659,931)               $ (26,358,080)
---------------------------------------------       ---------------------      --------------------       ----------------------


The Fund adopted the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157). In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2010.

Description                                               LEVEL 1           LEVEL 2           LEVEL 3          TOTAL
(value in $000s)                                     ---------------------------------------------------------------

Assets:
Common stocks                                                   $ 84,843      $      -          $   -       $ 84,843
Preferred Stocks                                                   1,112             -              -          1,112
Convertible Preferred Stocks                                       1,094             -              -          1,094
Corporate Bonds                                                        -        18,550              -         18,550
Income Trusts                                                        188             -              -            188
Limited Partnerships                                                   -             -            184            184
Money Market Fund                                                  6,253             -              -          6,253
                                                    -----------------------------------------------------------------
Total                                                           $ 93,490      $ 18,550          $ 184       $112,224
                                                    =================================================================

Liabilities:                                                           -             -              -              -
                                                    -----------------------------------------------------------------
Total                                                           $      -      $      -          $   -       $      -
                                                    =================================================================


For fair valuations using unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The following table presents the reconciliation of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended January 31, 2010

LEVEL 3 HOLDINGS                                         SECURITIES       DERIVATIVES          TOTAL
                                                    ----------------------------------------------------------
Beginning Balance at 10/31/09                                      $ 184           $ -                  $ 184
Total Realized Gain/Loss                                               -             -                      -
Change in Unrealized Gain/Loss                                         -             -                      -
Net Purchases and Sales                                                -             -                      -
Net Transfers In/Out                                                   -             -                      -
                                                    ----------------------------------------------------------
Ending Balance at 1/31/10                                          $ 184           $ -                  $ 184
                                                    ==========================================================

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Dividend & Income Fund
--------------------------------------------------------------------------------

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: March 23, 2010
      --------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ J. Thomas Futrell
      --------------------------------------------------------------------------
          J. Thomas Futrell
          Chief Executive Officer

Date: March 23, 2010
      --------------------------------------------------------------------------

By:   /s/ Steven M. Hill
      --------------------------------------------------------------------------
          Steven M. Hill
          Treasurer and Chief Financial Officer

Date: March 23, 2010
      --------------------------------------------------------------------------